Associates and joint arrangements - Reconciliation of summarised financial information (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2020	Sep. 30, 2019
Statement of financial position
Equity shareholders' funds	€ 52,745	€ 59,966	€ 63,399
Goodwill	20,514	24,956	27,615
Investment in joint ventures	5,943	7,620
Investment in associates	550	1,829
Profit (loss) from continuing operations	(3,724)	1,570	12,582
(Loss)/profit from continuing operations	€ (74)
Safaricom Limited
Statement of financial position
Percentage of shareholding in associate	39.90%
Safaricom Limited | Associates [member]
Statement of financial position
Equity shareholders' funds	€ 1,246	1,566
Interest in associates/joint ventures	498	625
Goodwill	2	2
Investment in associates	500	627
Profit (loss) from continuing operations	503	399	489
(Loss)/profit from continuing operations	201	159	195
Indus Towers Limited | Associates [member]
Statement of financial position
Equity shareholders' funds	0	4,086
Interest in associates/joint ventures		860
Goodwill		244
Investment in associates		1,104
Profit (loss) from continuing operations	263	666	239
(Loss)/profit from continuing operations	55	140	50
Total for joint ventures
Statement of financial position
Investment in joint ventures	6,246	8,203
(Loss)/profit from continuing operations	(361)	(379)	200
Vodafone Idea Limited
Statement of financial position
Interest in associates/joint ventures	(1,524)	(4,300)
Impairment	(234)	(240)
Investment proportion not recognised	1,758	4,540
Investment in joint ventures	0			€ 0	€ 0
Share of (loss)/profit1	(660)	(1,009)	(1,030)
Share of loss not recognised	660	1,009	1,030
Vodafone Idea Limited | Vodafone Idea Limited
Statement of financial position
Equity shareholders' funds	(9,479)	(13,710)
Profit (loss) from continuing operations	(2,784)	(3,218)	(3,188)
VodafoneZiggo Group Holding B.V. [Member]
Statement of financial position
Interest in associates/joint ventures	330	516
Investment in joint ventures	330	516
Share of (loss)/profit1	(125)	(177)	137
(Loss)/profit from continuing operations	(125)	(177)	137
VodafoneZiggo Group Holding B.V. [Member] | VodafoneZiggo Group Holding B.V. [Member]
Statement of financial position
Equity shareholders' funds	660	1,033
Profit (loss) from continuing operations	(249)	(354)	273
INWIT S.p.A. [Member]
Statement of financial position
Share of (loss)/profit1			63
Share of loss not recognised			(33)
(Loss)/profit from continuing operations		0	30
INWIT S.p.A. [Member] | INWIT S.p.A. [Member]
Statement of financial position
Profit (loss) from continuing operations			190
TPG Telecom Limited
Statement of financial position
Interest in associates/joint ventures	(144)	(53)
Goodwill	48	51
Investment in joint ventures	(96)	(2)
Share of (loss)/profit1	(97)	(74)	48
(Loss)/profit from continuing operations	(97)	(74)	48
TPG Telecom Limited | TPG Telecom Limited
Statement of financial position
Equity shareholders' funds	2,175	2,606
Profit (loss) from continuing operations	(227)	(134)	€ 260
Oak Holdings 1 GmbH
Statement of financial position
Interest in associates/joint ventures	5,943	7,620
Investment in joint ventures	5,943	7,620
Share of (loss)/profit1	(74)	(85)
(Loss)/profit from continuing operations		(85)
Oak Holdings 1 GmbH | Oak Holdings 1 GmbH
Statement of financial position
Equity shareholders' funds	11,887	12,630
Profit (loss) from continuing operations	€ (166)	€ (145)